Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Contingencies And Commitments [Abstract]
Contingencies and Commitments

NOTE 46. CONTINGENCIES AND COMMITMENTS
a) Tax Issues
At the date of these consolidated financial statements, provincial tax collection authorities, as well as tax collection authorities from the Autonomous City of Buenos Aires, are in the process (in different degrees of completion) of conducting reviews and assessments mainly in respect of matters resulting from applying turnover tax.
These proceedings and their possible effects are constantly being monitored. Even though it is considered that it has complied with its tax liabilities in full pursuant to current regulations, the provisions deemed adequate pursuant to the evolution of each proceeding have been set up.
Likewise, several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017, 2018, 2019, and 2021, for the amounts of Ps.433,815, Ps.459,319, Ps.944,338, Ps.866,842, Ps.3,646,382, Ps.4,403,712 and Ps.629,837, respectively, have been submitted to the Federal Administration of Public Revenue (Administración Federal de
Ingresos Públicos, AFIP). These claims are based on Argentine jurisprudence that establishes the unconstitutionality of the rules disabling the application of the tax inflation adjustment, resulting in confiscatory situations. Considering the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed.
Identical claims were filed by other Group subsidiaries before the Federal Administration of Public Revenue:
Tarjetas Cuyanas S.A., (Tarjeta Naranja S.A.U. predecessor company), for 2014 and 2016 periods, for an amount of Ps.145,478, nominal value; Tarjeta Naranja S.A.U., for 2014 and 2016 periods, for a total amount of Ps.580,164, nominal value; and for 2015, 2017, and 2018 periods, for an amount of Ps.149,763, Ps.326,498, and Ps.973,843, nominal value, respectively. Considering the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed. On May 26, 2020, Tarjeta Naranja S.A.U. filed before the AFIP a claim for the repetition of the Income Tax corresponding to 2019 period for Ps.1,364,949 in nominal value.
At the closing of these Financial Statements, the Group does not record contingent assets derived from the aforementioned presentations.
b) Consumer Protection Associations
Consumer Protection Associations, on behalf of consumers, have filed claims against Banco Galicia regarding the collection of certain fees, interest rates and financial charges.
The Group believes that the resolution of these controversies will not have a significant impact on its financial condition.
c) Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. and Summary Proceedings Commenced by the Argentine Central Bank
The penalties imposed and the summary proceedings commenced by the Argentine Central Bank are detailed in Note 52.
The provisions for contingencies recorded are as follows:

	12.31.22	12.31.21
Other Contingencies	7,346,416	7,874,793
For Commercial Lawsuits/Legal matters	5,364,381	5,326,109
For Labor Lawsuits	538,162	739,127
For Claims and Credit Cards	200	390
For Guarantees Granted	1,142	2,225
For Other Contingencies	1,442,531	1,806,942
For Termination Benefits	2,777,084	512,006
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	131,523	148,257
Total	10,255,023	8,535,056